Revenues (Tables)	6 Months Ended
Jun. 30, 2026
Revenues [Abstract]
Schedule of Revenues from the Sale of Consoles and Disposables	Revenues from warranty and services are not material and therefore are included in revenue from systems in the following table.

Composition:

	Six months ended June 30,	Six months ended June 30,
	2026	2025

Systems	757	529
Disposables	1,061	721
	1,818	1,250